Distribution Date:	12/17/24	Wells Fargo Commercial Mortgage Trust 2015-LC20
Determination Date:	12/11/24
Next Distribution Date:	01/17/25
Record Date:	11/29/24	Wells Fargo Commercial Mortgage Trust
Series 2015-LC20

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Exchangeable Certificate Factor Detail	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Additional Information	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Cash Flows	8		Niral Shah	(305) 485-2041	Niral.shah@rialtocapital.com
Bond / Collateral Reconciliation - Balances	9		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Current Mortgage Loan and Property Stratification	10-14	Trust Advisor	BellOak, LLC
Mortgage Loan Detail (Part 1)	15-16		Attention: Reporting		Reporting@belloakadvisors.com
Mortgage Loan Detail (Part 2)	17-18		200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Principal Prepayment Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Historical Detail	20		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	21				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Collateral Stratification and Historical Detail	22
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 1	23		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Specially Serviced Loan Detail - Part 2	24-25		1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	26
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	94989EAA5	1.471000%	30,186,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94989EAB3	2.678000%	83,309,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94989EAC1	3.086000%	43,133,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	94989EAD9	2.925000%	155,000,000.00	88,042,506.71	88,042,506.71	214,603.61	0.00	0.00	88,257,110.32	0.00	0.00%	30.00%
A-5	94989EAE7	3.184000%	215,903,000.00	215,903,000.00	3,199,424.52	572,862.63	0.00	0.00	3,772,287.15	212,703,575.48	52.99%	30.00%
A-SB	94989EAF4	2.978000%	53,206,000.00	453.80	453.80	1.13	0.00	0.00	454.93	0.00	0.00%	30.00%
A-S	94989EAG2	3.467000%	27,999,000.00	27,999,000.00	0.00	80,893.78	0.00	0.00	80,893.78	27,999,000.00	46.80%	26.63%
B	94989EAK3	3.719000%	50,815,000.00	50,815,000.00	0.00	157,484.15	0.00	0.00	157,484.15	50,815,000.00	35.57%	20.50%
C	94989EAL1	4.056000%	51,851,000.00	51,851,000.00	0.00	175,256.38	0.00	0.00	175,256.38	51,851,000.00	24.11%	14.25%
D	94989EAY3	4.489092%	44,593,000.00	44,593,000.00	0.00	166,818.41	0.00	0.00	166,818.41	44,593,000.00	14.26%	8.88%
E	94989EBA4	2.630000%	27,999,000.00	27,999,000.00	0.00	51,981.80	0.00	0.00	51,981.80	27,999,000.00	8.07%	5.50%
F	94989EBC0	2.630000%	14,519,000.00	14,519,000.00	0.00	0.00	0.00	0.00	0.00	14,519,000.00	4.86%	3.75%
G	94989EBE6	2.630000%	31,111,316.00	21,996,680.90	0.00	0.00	0.00	0.00	0.00	21,996,680.90	0.00%	0.00%
V	94989EBG1	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	94989EBJ5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			829,624,318.00	543,718,641.41	91,242,385.03	1,419,901.89	0.00	0.00	92,662,286.92	452,476,256.38

X-A	94989EAH0	1.349917%	608,736,000.00	331,944,960.51	0.00	373,415.14	0.00	0.00	373,415.14	240,702,575.48
X-B	94989EAJ6	0.599892%	102,666,000.00	102,666,000.00	0.00	51,323.75	0.00	0.00	51,323.75	102,666,000.00
X-E	94989EAN7	1.859092%	27,999,000.00	27,999,000.00	0.00	43,377.27	0.00	0.00	43,377.27	27,999,000.00
X-F	94989EAQ0	1.859092%	14,519,000.00	14,519,000.00	0.00	22,493.47	0.00	0.00	22,493.47	14,519,000.00
X-G	94989EAS6	1.859092%	31,111,316.00	21,996,680.90	0.00	34,078.21	0.00	0.00	34,078.21	21,996,680.90
Notional SubTotal			785,031,316.00	499,125,641.41	0.00	524,687.84	0.00	0.00	524,687.84	407,883,256.38

Deal Distribution Total					91,242,385.03	1,944,589.73	0.00	0.00	93,186,974.76

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94989EAA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94989EAB3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94989EAC1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	94989EAD9	568.01617232	568.01617232	1.38453942	0.00000000	0.00000000	0.00000000	0.00000000	569.40071174	0.00000000
A-5	94989EAE7	1,000.00000000	14.81880530	2.65333335	0.00000000	0.00000000	0.00000000	0.00000000	17.47213865	985.18119470
A-SB	94989EAF4	0.00852911	0.00852911	0.00002124	0.00000000	0.00000000	0.00000000	0.00000000	0.00855035	0.00000000
A-S	94989EAG2	1,000.00000000	0.00000000	2.88916676	0.00000000	0.00000000	0.00000000	0.00000000	2.88916676	1,000.00000000
B	94989EAK3	1,000.00000000	0.00000000	3.09916658	0.00000000	0.00000000	0.00000000	0.00000000	3.09916658	1,000.00000000
C	94989EAL1	1,000.00000000	0.00000000	3.38000000	0.00000000	0.00000000	0.00000000	0.00000000	3.38000000	1,000.00000000
D	94989EAY3	1,000.00000000	0.00000000	3.74091023	0.00000000	0.00000000	0.00000000	0.00000000	3.74091023	1,000.00000000
E	94989EBA4	1,000.00000000	0.00000000	1.85655916	0.33510768	2.44989464	0.00000000	0.00000000	1.85655916	1,000.00000000
F	94989EBC0	1,000.00000000	0.00000000	0.00000000	2.19166678	24.10833460	0.00000000	0.00000000	0.00000000	1,000.00000000
G	94989EBE6	707.03151548	0.00000000	0.00000000	1.54957733	68.95489828	0.00000000	0.00000000	0.00000000	707.03151548
V	94989EBG1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	94989EBJ5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94989EAH0	545.30200368	0.00000000	0.61342707	0.00000000	0.00000000	0.00000000	0.00000000	0.61342707	395.41373515
X-B	94989EAJ6	1,000.00000000	0.00000000	0.49990990	0.00000000	0.00000000	0.00000000	0.00000000	0.49990990	1,000.00000000
X-E	94989EAN7	1,000.00000000	0.00000000	1.54924354	0.00000000	0.00000000	0.00000000	0.00000000	1.54924354	1,000.00000000
X-F	94989EAQ0	1,000.00000000	0.00000000	1.54924375	0.00000000	0.00000000	0.00000000	0.00000000	1.54924375	1,000.00000000
X-G	94989EAS6	707.03151548	0.00000000	1.09536382	0.00000000	0.00000000	0.00000000	0.00000000	1.09536382	707.03151548

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				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	11/01/24 - 11/30/24	30	0.00	214,603.61	0.00	214,603.61	0.00	0.00	0.00	214,603.61	0.00
A-5	11/01/24 - 11/30/24	30	0.00	572,862.63	0.00	572,862.63	0.00	0.00	0.00	572,862.63	0.00
A-SB	11/01/24 - 11/30/24	30	0.00	1.13	0.00	1.13	0.00	0.00	0.00	1.13	0.00
X-A	11/01/24 - 11/30/24	30	0.00	373,415.14	0.00	373,415.14	0.00	0.00	0.00	373,415.14	0.00
X-B	11/01/24 - 11/30/24	30	0.00	51,323.75	0.00	51,323.75	0.00	0.00	0.00	51,323.75	0.00
X-E	11/01/24 - 11/30/24	30	0.00	43,377.27	0.00	43,377.27	0.00	0.00	0.00	43,377.27	0.00
X-F	11/01/24 - 11/30/24	30	0.00	22,493.47	0.00	22,493.47	0.00	0.00	0.00	22,493.47	0.00
X-G	11/01/24 - 11/30/24	30	0.00	34,078.21	0.00	34,078.21	0.00	0.00	0.00	34,078.21	0.00
A-S	11/01/24 - 11/30/24	30	0.00	80,893.78	0.00	80,893.78	0.00	0.00	0.00	80,893.78	0.00
B	11/01/24 - 11/30/24	30	0.00	157,484.15	0.00	157,484.15	0.00	0.00	0.00	157,484.15	0.00
C	11/01/24 - 11/30/24	30	0.00	175,256.38	0.00	175,256.38	0.00	0.00	0.00	175,256.38	0.00
D	11/01/24 - 11/30/24	30	0.00	166,818.41	0.00	166,818.41	0.00	0.00	0.00	166,818.41	0.00
E	11/01/24 - 11/30/24	30	59,211.92	61,364.48	0.00	61,364.48	9,382.68	0.00	0.00	51,981.80	68,594.60
F	11/01/24 - 11/30/24	30	318,208.10	31,820.81	0.00	31,820.81	31,820.81	0.00	0.00	0.00	350,028.91
G	11/01/24 - 11/30/24	30	2,097,068.24	48,209.39	0.00	48,209.39	48,209.39	0.00	0.00	0.00	2,145,277.63
Totals			2,474,488.26	2,034,002.61	0.00	2,034,002.61	89,412.88	0.00	0.00	1,944,589.73	2,563,901.14

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	94989EAG2	3.467000%	27,999,000.00	27,999,000.00	0.00	80,893.78	0.00	0.00	80,893.78	27,999,000.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	94989EAK3	3.719000%	50,815,000.00	50,815,000.00	0.00	157,484.15	0.00	0.00	157,484.15	50,815,000.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	94989EAL1	4.056000%	51,851,000.00	51,851,000.00	0.00	175,256.38	0.00	0.00	175,256.38	51,851,000.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			130,665,000.03	130,665,000.00	0.00	413,634.31	0.00	0.00	413,634.31	130,665,000.00

Exchangeable Certificate Details
PEX	94989EAM9	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 30

Exchangeable Certificate Factor Detail
Cumulative
			Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance Principal Distribution Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
None

© 2021 Computershare. All rights reserved. Confidential.								Page 6 of 30

	Additional Information
Total Available Distribution Amount (1)	93,186,974.76
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,048,324.04	Master Servicing Fee	10,675.53
Interest Reductions due to Nonrecoverability Determination	(38,616.27)	Certificate Administrator Fee	2,236.73
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	226.55
ARD Interest	0.00	Trust Advisor Fee	792.92
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,009,707.77	Total Fees	14,141.74

Principal		Expenses/Reimbursements
Scheduled Principal	83,739,695.19	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	15,583.80
Principal Prepayments	7,502,689.84	Special Servicing Fees (Monthly)	34,603.91
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	768.18
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	20.44
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	91,242,385.03	Total Expenses/Reimbursements	50,976.33

		Interest Reserve Deposit	0.00

Other		Payments to Certificate holders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,944,589.73
Excess Liquidation Proceeds	0.00	Principal Distribution	91,242,385.03
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	93,186,974.76
Total Funds Collected	93,252,092.80	Total Funds Distributed	93,252,092.83

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	543,718,641.41	543,718,641.41	Beginning Certificate Balance	543,718,641.41
(-) Scheduled Principal Collections	83,739,695.19	83,739,695.19	(-) Principal Distributions	91,242,385.03
(-) Unscheduled Principal Collections	7,502,689.84	7,502,689.84	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	452,476,256.38	452,476,256.38	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	546,272,714.97	546,272,714.97	Ending Certificate Balance	452,476,256.38
Ending Actual Collateral Balance	455,142,854.82	455,142,854.82

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.49%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	12	157,630,956.41	34.84%	3	4.5145	NAP	Defeased	12	157,630,956.41	34.84%	3	4.5145	NAP
1,000,000 or less	4	2,977,000.00	0.66%	2	5.4411	1.856022	1.30 or less	8	114,195,803.18	25.24%	(24)	4.6604	0.206704
1,000,001 to 2,000,000	1	1,870,053.46	0.41%	3	4.1700	2.000100	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
2,000,001 to 3,000,000	5	12,090,195.51	2.67%	3	4.2470	2.073395	1.41 to 1.50	3	27,375,571.05	6.05%	(11)	4.2969	1.451538
3,000,001 to 4,000,000	3	10,601,287.89	2.34%	3	4.5957	1.908258	1.51 to 1.60	1	7,973,742.14	1.76%	2	4.5500	1.531200
4,000,001 to 5,000,000	6	25,969,434.91	5.74%	3	4.4224	1.885811	1.61 to 1.70	1	18,270,000.00	4.04%	2	4.8480	1.687400
5,000,001 to 6,000,000	3	16,801,540.43	3.71%	2	4.9818	0.847984	1.71 to 1.80	4	14,093,703.33	3.11%	3	4.5015	1.767331
6,000,001 to 7,000,000	2	13,380,499.41	2.96%	3	4.5071	0.432206	1.81 to 1.90	8	25,376,742.77	5.61%	2	4.7575	1.842044
7,000,001 to 8,000,000	2	14,978,721.88	3.31%	2	4.5968	1.692590	1.91 to 2.00	4	22,821,911.45	5.04%	3	4.1863	1.989793
8,000,001 to 9,000,000	1	8,952,966.70	1.98%	3	4.4700	1.115600	2.01 to 2.25	3	27,372,192.59	6.05%	2	4.5253	2.052806
9,000,001 to 10,000,000	1	9,932,991.46	2.20%	3	4.4800	2.827900	2.26 to 2.50	2	8,037,434.10	1.78%	3	4.6952	2.392137
10,000,001 to 15,000,000	5	61,159,780.15	13.52%	(4)	4.3693	2.058009	2.51 to 2.75	1	2,774,478.76	0.61%	3	4.3500	2.673300
15,000,001 to 20,000,000	3	53,589,553.89	11.84%	3	4.4473	1.509352	2.76 to 3.00	1	9,932,991.46	2.20%	3	4.4800	2.827900
20,000,001 to 30,000,000	1	29,171,719.82	6.45%	(33)	4.6960	(0.013100)	3.01 or greater	2	16,620,729.14	3.67%	3	4.0870	3.221021
30,000,001 to 50,000,000	1	33,369,554.46	7.37%	(56)	4.8444	(0.163800)	Totals	50	452,476,256.38	100.00%	(5)	4.5353	1.358946
50,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	50	452,476,256.38	100.00%	(5)	4.5353	1.358946
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	18	157,630,956.41	34.84%	3	4.5145	NAP
							Defeased	18	157,630,956.41	34.84%	3	4.5145	NAP
California	5	34,965,543.65	7.73%	2	4.2946	2.294343
							Industrial	1	18,270,000.00	4.04%	2	4.8480	1.687400
Colorado	1	8,952,966.70	1.98%	3	4.4700	1.115600
							Lodging	10	101,978,434.03	22.54%	(7)	4.5550	1.069648
Delaware	2	29,171,719.82	6.45%	(33)	4.6960	(0.013100)
							Mixed Use	1	4,269,297.86	0.94%	4	4.6650	1.800700
Florida	4	26,131,310.46	5.78%	3	4.5009	1.415353
							Multi-Family	1	13,407,192.59	2.96%	1	4.3000	2.025900
Georgia	2	8,037,434.10	1.78%	3	4.6952	2.392137
							Office	3	51,274,387.53	11.33%	(35)	4.7755	0.372469
Illinois	1	2,146,944.74	0.47%	2	4.1500	1.766900
							Other	1	2,655,000.00	0.59%	3	4.2500	2.144400
Indiana	2	7,946,572.21	1.76%	3	4.3317	0.415155
							Retail	20	83,595,780.06	18.48%	(2)	4.4703	1.523990
Kansas	2	9,546,561.53	2.11%	2	4.7134	1.075069
							Self Storage	3	19,395,207.90	4.29%	3	4.1246	3.142669
Michigan	3	18,986,939.11	4.20%	2	4.2745	1.914332
							Totals	58	452,476,256.38	100.00%	(5)	4.5353	1.358946
Minnesota	2	1,463,000.00	0.32%	2	5.5160	1.829529

Missouri	2	1,514,000.00	0.33%	2	5.3687	1.881623

New York	4	47,970,749.75	10.60%	(5)	4.3164	1.275652

North Carolina	2	23,835,000.00	5.27%	2	4.8555	1.723800

Ohio	3	10,775,000.00	2.38%	3	4.5740	1.895531

Tennessee	1	2,167,008.98	0.48%	2	4.1500	1.767700

Virginia	2	43,302,545.92	9.57%	(42)	4.7608	0.522454

Wisconsin	2	17,932,003.00	3.96%	3	4.7436	1.866741

Totals	58	452,476,256.38	100.00%	(5)	4.5353	1.358946

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	12	157,630,956.41	34.84%	3	4.5145	NAP	Defeased	12	157,630,956.41	34.84%	3	4.5145	NAP
	3.750% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	1	4,554,168.43	1.01%	3	3.8700	1.974000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	9	64,012,273.70	14.15%	3	4.1880	1.960601	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	8	68,151,813.17	15.06%	(3)	4.3552	1.659573	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	9	73,144,987.35	16.17%	(12)	4.6605	0.984183	49 months or greater	38	294,845,299.97	65.16%	(9)	4.5464	1.315614
	4.751% to 5.000%	6	76,278,968.64	16.86%	(23)	4.8501	0.896717	Totals	50	452,476,256.38	100.00%	(5)	4.5353	1.358946
	5.001% to 5.250%	1	637,000.00	0.14%	3	5.1660	1.956000
	5.251% to 5.500%	1	5,726,088.68	1.27%	2	5.4000	(0.979200)
	5.501% or greater	3	2,340,000.00	0.52%	2	5.5160	1.828806
	Totals	50	452,476,256.38	100.00%	(5)	4.5353	1.358946
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	12	157,630,956.41	34.84%	3	4.5145	NAP	Defeased	12	157,630,956.41	34.84%	3	4.5145	NAP
	60 months or less	38	294,845,299.97	65.16%	(9)	4.5464	1.315614	Interest Only	11	61,197,000.00	13.52%	3	4.6828	2.138307
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	7	46,233,530.09	10.22%	2	4.5710	1.076971
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	20	187,414,769.88	41.42%	(15)	4.4958	1.105849
	Totals	50	452,476,256.38	100.00%	(5)	4.5353	1.358946	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	50	452,476,256.38	100.00%	(5)	4.5353	1.358946
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	12	157,630,956.41	34.84%	3	4.5145	NAP			No outstanding loans in this group
Underwriter's Information		1	10,776,633.24	2.38%	(33)	4.3000	1.440000
	12 months or less	33	235,396,623.73	52.02%	(10)	4.5109	1.293398
	13 months to 24 months	3	37,362,043.00	8.26%	2	4.7473	1.193397
	25 months or greater	1	11,310,000.00	2.50%	3	4.8570	2.063200
	Totals	50	452,476,256.38	100.00%	(5)	4.5353	1.358946
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	28000587	RT	Various	Various	Actual/360	4.450%	217,423.08	58,630,943.58	0.00	N/A	12/06/24	--	58,630,943.58	0.00	12/06/24
3	301741051	OF	Fairfax	VA	Actual/360	4.844%	134,714.11	0.00	0.00	N/A	04/06/20	--	33,369,554.46	33,369,554.46	12/06/24
4	301741057	LO	Newark	DE	Actual/360	4.696%	114,424.97	68,050.92	0.00	03/06/22	03/06/25	--	29,239,770.74	29,171,719.82	07/06/24
5	28000619	MU	San Francisco	CA	Actual/360	4.350%	105,219.97	59,057.92	0.00	N/A	03/06/25	--	29,026,199.19	28,967,141.27	12/06/24
7	301741041	OF	Ontario	CA	Actual/360	4.489%	97,530.75	52,001.68	0.00	N/A	03/06/25	--	26,071,932.57	26,019,930.89	12/06/24
8	28000637	OF	Denver	CO	Actual/360	4.620%	96,119.47	42,617.42	0.00	N/A	04/06/25	--	24,966,096.57	24,923,479.15	12/06/24
9	310927136	LO	Albany	NY	Actual/360	4.240%	69,371.51	74,581.92	0.00	N/A	03/11/25	--	19,633,446.25	19,558,864.33	11/11/24
10	28000617	IN	Kings Mountain	NC	Actual/360	4.848%	73,810.80	0.00	0.00	02/06/25	02/06/30	--	18,270,000.00	18,270,000.00	12/06/24
11	310927668	LO	Miami	FL	Actual/360	4.240%	55,803.10	32,640.74	0.00	N/A	03/11/25	--	15,793,330.30	15,760,689.56	12/11/24
13	310926741	RT	Syracuse	NY	Actual/360	4.330%	48,350.04	33,594.67	0.00	N/A	03/11/25	--	13,399,548.99	13,365,954.32	11/11/20
14	28000623	IN	Various	SC	Actual/360	5.104%	56,566.27	30,182.07	0.00	N/A	03/06/25	--	13,299,279.48	13,269,097.41	12/06/24
16	301741039	MF	Houston	TX	Actual/360	4.571%	50,503.02	26,133.88	0.00	N/A	03/06/25	--	13,258,286.20	13,232,152.32	12/06/24
17	28000599	MF	Southfield	MI	Actual/360	4.300%	48,135.95	26,094.77	0.00	N/A	01/06/25	--	13,433,287.36	13,407,192.59	12/06/24
18	301741046	MF	Lubbock	TX	Actual/360	4.256%	25,687.33	13,080.60	0.00	N/A	04/06/25	--	7,242,668.93	7,229,588.33	12/06/24
19	301741047	MF	Lubbock	TX	Actual/360	4.256%	22,262.35	11,336.53	0.00	N/A	04/06/25	--	6,276,979.27	6,265,642.74	12/06/24
20	301741022	MF	Atlanta	GA	Actual/360	4.650%	48,253.02	12,452,393.38	0.00	N/A	12/06/24	--	12,452,393.38	0.00	12/06/24
21	310926974	SS	San Clemente	CA	Actual/360	4.100%	42,025.00	0.00	0.00	N/A	03/11/25	--	12,300,000.00	12,300,000.00	12/11/24
22	820926404	LO	Virginia Beach	VA	Actual/360	4.480%	37,174.62	24,496.09	0.00	N/A	03/11/25	--	9,957,487.55	9,932,991.46	12/11/24
23	28000634	RT	New York	NY	Actual/360	4.300%	0.00	0.00	0.00	N/A	03/06/22	--	10,776,633.24	10,776,633.24	07/06/20
24	28000618	OF	Menomonee Falls	WI	Actual/360	4.857%	45,777.22	0.00	0.00	03/06/25	03/06/45	--	11,310,000.00	11,310,000.00	12/06/24
25	301741043	LO	Saint George	UT	Actual/360	4.693%	34,846.46	25,906.42	0.00	N/A	04/06/25	--	8,910,238.75	8,884,332.33	12/06/24
26	310926500	RT	Steamboat Springs	CO	Actual/360	4.470%	33,432.15	22,107.33	0.00	N/A	03/11/25	--	8,975,074.03	8,952,966.70	12/11/24
27	301741032	MF	Indianapolis	IN	Actual/360	4.280%	33,433.11	19,392.55	0.00	N/A	02/06/25	--	9,373,768.12	9,354,375.57	12/06/24
29	301741044	OF	McAllen	TX	Actual/360	4.410%	31,343.16	21,048.10	0.00	N/A	04/06/25	--	8,528,749.80	8,507,701.70	12/06/24
30	301741037	LO	Jacksonville	FL	Actual/360	4.380%	29,691.40	20,266.62	0.00	N/A	03/06/25	--	8,134,630.63	8,114,364.01	12/06/24
31	301741035	RT	Various	Various	Actual/360	4.550%	30,308.23	19,638.50	0.00	N/A	02/06/25	--	7,993,380.64	7,973,742.14	12/06/24
34	310924188	RT	Euclid	OH	Actual/360	4.070%	26,678.98	7,866,039.49	0.00	N/A	12/11/24	--	7,866,039.49	0.00	12/11/24
35	28000615	MU	New Lenox	IL	Actual/360	4.500%	28,195.61	7,518,829.20	0.00	N/A	02/06/25	--	7,518,829.20	0.00	12/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
36	301741026	LO	Turlock	CA	Actual/360	4.650%	27,210.69	17,134.08	0.00	N/A	01/06/25	--	7,022,113.82	7,004,979.74	12/06/24
37	28000625	LO	Palmdale	CA	Actual/360	4.721%	26,759.78	16,225.62	0.00	N/A	03/06/25	--	6,801,891.96	6,785,666.34	12/06/24
40	28000616	LO	Punta Gorda	FL	Actual/360	5.400%	25,856.29	19,753.45	0.00	N/A	02/06/25	--	5,745,842.13	5,726,088.68	09/06/24
41	28000621	OF	Indianapolis	IN	Actual/360	4.287%	23,605.45	12,711.52	0.00	N/A	03/06/25	--	6,607,544.59	6,594,833.07	12/06/24
42	28000611	RT	Stanley	KS	Actual/360	4.650%	21,404.93	13,400.55	0.00	N/A	02/06/25	--	5,523,852.30	5,510,451.75	12/06/24
45	301741038	LO	Fairburn	GA	Actual/360	4.518%	16,284.16	16,013.41	0.00	N/A	03/06/25	--	4,325,143.11	4,309,129.70	12/06/24
46	28000610	RT	Jacksonsville	NC	Actual/360	4.880%	22,631.00	0.00	0.00	02/06/25	02/06/45	--	5,565,000.00	5,565,000.00	12/06/24
47	28000609	RT	Shawnee	KS	Actual/360	4.800%	16,203.39	14,738.45	0.00	N/A	02/06/25	--	4,050,848.23	4,036,109.78	12/06/24
48	28000622	LO	Lithia Springs	GA	Actual/360	4.900%	15,293.91	17,141.97	0.00	N/A	03/06/25	--	3,745,446.37	3,728,304.40	12/06/24
49	301741042	MU	Brooklyn	NY	Actual/360	4.665%	16,636.64	10,223.24	0.00	N/A	04/06/25	--	4,279,521.10	4,269,297.86	12/06/24
50	410927491	SS	Roseville	CA	Actual/360	4.050%	14,615.80	9,879.62	0.00	N/A	02/11/25	--	4,330,608.76	4,320,729.14	12/11/24
51	410927019	RT	Reedley	CA	Actual/360	3.870%	14,715.52	8,782.04	0.00	N/A	03/11/25	--	4,562,950.47	4,554,168.43	12/11/24
53	610928130	RT	Lenexa	KS	Actual/360	4.430%	14,589.15	3,951,913.28	0.00	N/A	03/11/25	12/11/24	3,951,913.28	0.00	12/11/24
54	28000630	RT	Hilliard	OH	Actual/360	4.680%	17,472.00	0.00	0.00	03/06/25	03/06/45	--	4,480,000.00	4,480,000.00	12/06/24
55	301741040	RT	Southfield	MI	Actual/360	4.150%	11,204.19	6,781.63	0.00	N/A	03/06/25	--	3,239,765.12	3,232,983.49	12/06/24
56	28000631	RT	Weathersfield Townshi OH		Actual/360	4.680%	14,196.00	0.00	0.00	03/06/25	03/06/45	--	3,640,000.00	3,640,000.00	12/06/24
57	28000626	RT	New Port Richey	FL	Actual/360	4.622%	11,054.61	6,933.99	0.00	N/A	03/06/25	--	2,870,084.68	2,863,150.69	12/06/24
58	410927610	SS	Panama City	FL	Actual/360	4.350%	10,079.42	6,049.68	0.00	N/A	03/11/25	--	2,780,528.44	2,774,478.76	12/11/24
59	410927378	RT	Davison	MI	Actual/360	4.300%	8,430.45	5,920.82	0.00	N/A	03/11/25	--	2,352,683.85	2,346,763.03	12/11/24
60	410926740	RT	Millington	TN	Actual/360	4.150%	7,513.64	5,611.15	0.00	N/A	02/11/25	--	2,172,620.13	2,167,008.98	12/11/24
61	410926746	RT	Highland	IL	Actual/360	4.150%	7,444.08	5,559.18	0.00	N/A	02/11/25	--	2,152,503.92	2,146,944.74	12/11/24
62	410927825	98	Gahanna	OH	Actual/360	4.250%	9,403.12	0.00	0.00	N/A	03/11/25	--	2,655,000.00	2,655,000.00	12/11/24
63	410927921	RT	Pensacola	FL	Actual/360	4.170%	6,523.38	7,176.97	0.00	N/A	03/11/25	--	1,877,230.43	1,870,053.46	11/11/24
65	28000612	RT	Iberia	MO	Actual/360	5.516%	4,031.28	0.00	0.00	02/06/25	02/06/35	--	877,000.00	877,000.00	12/06/24
66	28000614	RT	Pine Island	MN	Actual/360	5.516%	3,465.89	0.00	0.00	02/06/25	02/06/35	--	754,000.00	754,000.00	12/06/24
67	28000613	RT	Isle	MN	Actual/360	5.516%	3,259.04	0.00	0.00	02/06/25	02/06/35	--	709,000.00	709,000.00	12/06/24
68	28000629	RT	Wheaton	MO	Actual/360	5.166%	2,742.28	0.00	0.00	03/06/25	03/06/35	--	637,000.00	637,000.00	12/06/24
Totals							2,009,707.77	91,242,385.03	0.00				543,718,641.41	452,476,256.38
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	10,623,423.44	7,962,272.82	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3	(2,813.20)	0.00	--	--	07/11/24	16,609,469.20	0.00	0.00	0.00	0.00	0.00
4	1,821,042.00	106,828.50	01/01/24	03/31/24	09/11/24	0.00	0.00	181,327.01	907,386.50	45,821.28	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	2,258,376.29	2,468,171.15	10/01/23	09/30/24	04/11/22	0.00	0.00	143,626.21	143,626.21	0.00	0.00
10	1,635,473.00	1,244,913.60	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,303,863.31	2,442,027.87	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,588,593.00	0.00	--	--	12/11/24	4,338,876.89	302,605.20	66,057.75	3,700,972.30	658,778.14	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	1,845,845.15	1,911,452.03	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	1,628,098.82	1,276,788.72	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,029,153.00	1,699,173.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	(467,854.10)	(110,512.72)	01/01/24	03/31/24	12/11/24	5,619,036.91	180,436.42	(243.82)	2,195,872.11	952,945.49	0.00
24	1,245,601.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	941,979.29	408,257.98	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	947,067.00	237,352.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	843,498.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
36	992,389.74	1,123,680.17	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
37	797,117.00	508,862.65	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,560,212.17	(527,337.00)	10/01/22	09/30/23	--	0.00	0.00	45,479.74	136,537.78	0.00	0.00
41	177,118.90	123,581.65	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,058,185.48	595,081.23	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1,180,574.88	1,064,840.34	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	14,728.20	0.00
46	517,207.80	258,603.90	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
47	653,330.92	66,761.13	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
48	918,578.57	1,008,020.85	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
49	621,942.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	976,706.29	459,257.27	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
51	884,293.68	177,729.23	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	387,030.00	193,515.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
55	327,445.90	262,682.43	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
56	315,250.00	157,625.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	576,243.94	392,031.21	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
59	390,185.17	265,158.88	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
60	279,873.00	139,936.50	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
61	277,200.00	207,900.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
62	247,500.00	185,625.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
63	330,252.12	247,689.09	01/01/24	09/30/24	--	0.00	0.00	13,669.06	13,669.06	0.00	0.00
65	91,467.12	45,733.56	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
66	78,629.17	39,315.07	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
67	74,205.00	37,102.50	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
68	66,801.96	33,400.98	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	43,021,088.74	26,713,521.59				26,567,383.00	483,041.62	449,915.94	7,098,063.96	1,672,273.11	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
35	28000615	7,502,689.84	Payoff Prior to Maturity	0.00	0.00
Totals		7,502,689.84		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/24	0	0.00	1	5,726,088.68	2	42,537,674.14	0	0.00	1	10,776,633.24	0	0.00	0	0.00	1	7,502,689.84	4.535318%	4.432956%	(5)
11/18/24	0	0.00	1	5,745,842.13	2	42,639,319.73	0	0.00	1	10,776,633.24	0	0.00	0	0.00	2	9,152,825.45	4.520700%	4.431354%	(3)
10/18/24	0	0.00	1	29,303,748.78	2	19,196,059.44	0	0.00	1	10,776,633.24	0	0.00	0	0.00	0	0.00	4.525891%	4.450843%	(2)
09/17/24	1	29,371,285.04	0	0.00	2	19,248,999.48	0	0.00	1	10,776,633.24	0	0.00	0	0.00	3	81,775,083.72	4.525835%	4.450805%	(1)
08/16/24	0	0.00	1	5,802,853.45	1	13,496,394.40	0	0.00	1	10,776,633.24	0	0.00	0	0.00	1	28,966,542.86	4.414162%	4.346312%	1
07/17/24	1	5,821,393.71	0	0.00	1	13,527,898.84	0	0.00	1	10,776,633.24	0	0.00	0	0.00	0	0.00	4.396703%	4.330605%	2
06/17/24	0	0.00	0	0.00	1	13,560,911.26	0	0.00	2	10,776,633.24	0	0.00	0	0.00	1	0.00	4.396814%	4.330721%	3
05/17/24	0	0.00	0	0.00	1	13,592,176.03	0	0.00	2	17,464,902.25	0	0.00	0	0.00	0	0.00	4.401399%	4.332921%	4
04/17/24	0	0.00	0	0.00	1	13,624,957.35	0	0.00	2	17,464,902.25	1	33,369,554.46	0	0.00	0	0.00	4.401500%	4.333031%	5
03/15/24	0	0.00	0	0.00	1	13,655,984.21	0	0.00	2	17,464,902.25	0	0.00	0	0.00	0	0.00	4.401595%	4.333134%	6
02/16/24	0	0.00	0	0.00	1	13,690,176.82	0	0.00	2	17,464,902.25	0	0.00	0	0.00	0	0.00	4.401700%	4.335425%	7
01/18/24	0	0.00	0	0.00	1	13,720,961.40	0	0.00	2	17,464,902.25	0	0.00	0	0.00	0	0.00	4.401793%	4.335530%	8
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 30

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	301741057	07/06/24	4	6	181,327.01	907,386.50	116,137.37	29,497,926.24	12/30/22	2
9	310927136	11/11/24	0	A	143,626.21	143,626.21	0.00	19,633,446.25	11/01/24	13
13	310926741	11/11/20	48	6	66,057.75	3,700,972.30	973,966.79	14,845,311.88	05/08/19	13
23	28000634	07/06/20	52	5	(243.82)	2,195,872.11	2,673,615.56	11,497,770.46	08/12/19	7			06/21/23
40	28000616	09/06/24	2	2	45,479.74	136,537.78	7,007.52	5,784,226.98	03/06/24	13
63	410927921	11/11/24	0	A	13,669.06	13,669.06	0.00	1,877,230.44
Totals					449,915.94	7,098,063.96	3,770,727.24	83,135,912.25
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		44,146,188	33,369,554	0		10,776,633
0 - 6 Months		362,088,069	313,824,306	48,263,763		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		46,242,000	46,242,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-24	452,476,256	393,435,860	0	5,726,089	42,537,674	10,776,633
Nov-24	543,718,641	484,556,846	0	5,745,842	42,639,320	10,776,633
Oct-24	553,828,970	494,552,528	0	29,303,749	19,196,059	10,776,633
Sep-24	554,838,579	495,441,661	29,371,285	0	19,248,999	10,776,633
Aug-24	637,577,708	607,501,826	0	5,802,853	13,496,394	10,776,633
Jul-24	667,554,953	637,429,027	5,821,394	0	13,527,899	10,776,633
Jun-24	668,621,954	644,284,409	0	0	13,560,911	10,776,633
May-24	676,312,965	645,255,887	0	0	13,592,176	17,464,902
Apr-24	677,372,292	646,282,432	0	0	13,624,957	17,464,902
Mar-24	678,367,134	647,246,248	0	0	13,655,984	17,464,902
Feb-24	679,479,538	614,954,904	0	0	47,059,731	17,464,902
Jan-24	680,466,307	649,280,444	0	0	13,720,961	17,464,902
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	301741051	33,369,554.46	33,369,554.46	22,000,000.00	05/16/24	(269,258.20)	(0.16380)	12/31/23	04/06/20	242
4	301741057	29,171,719.82	29,497,926.24	38,000,000.00	07/12/24	(14,369.50)	(0.01310)	03/31/24	03/06/25	242
9	310927136	19,558,864.33	19,633,446.25	29,200,000.00	02/17/22	1,644,862.03	0.95210	09/30/24	03/11/25	182
13	310926741	13,365,954.32	14,845,311.88	16,100,000.00	10/04/24	1,424,844.00	1.44890	12/31/22	03/11/25	242
23	28000634	10,776,633.24	11,497,770.46	11,600,000.00	10/01/24		1.44000	--	03/06/22	242
37	28000625	6,785,666.34	6,785,666.34	12,100,000.00	09/04/14	346,212.85	0.67110	09/30/24	03/06/25	242
40	28000616	5,726,088.68	5,784,226.98	13,300,000.00	12/23/14	(535,933.20)	(0.97920)	09/30/23	02/06/25	181
41	28000621	6,594,833.07	6,594,833.07	9,800,000.00	01/09/15	40,625.65	0.18640	06/30/24	03/06/25	242
Totals		125,349,314.26	128,008,735.68	152,100,000.00		2,636,983.63

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 30

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
3	301741051	OF	VA	04/15/20	1

The Loan transferred for Imminent Monetary Default at the Borrower's request as a result of the Covid-19 pandemic. The Loan matured. The Lender and Borrower executed a forbearance. The Lender received a $5M paydown and extended the forbearance period to 4 /30/2023. The Loan did not payoff but the Borrower requested an additional 2 year extension. Settlement Agreement to extend maturity through 4/30/2025 has closed. Borrower completed the common area renovations

	and the loan remains current The Special Servicer continues to monitor the loan until its extended maturity in 4/25.

4	301741057	LO	DE	12/30/22	2

The Loan transferred back to the Special Servicer effective 1/3/2023. The Borrower has reached out and has requested a second modification. After further review of Lender proposals, Borrower has requested the appointment of a Receiver;

	approval is in process and documents have been drafted and are now filed. Receiver has taken over the properties, is completing deferred maintenance items, and will market the properties.

9	310927136	LO	NY	11/01/24	13
	Loan has recently transferred to the Special Servicer as the Borrower has requested a one year loan maturity extension. Special Servicer is evaluating all options.

13	310926741	RT	NY	05/08/19	13

SS received approval for a settlement/bring-current. Borrower has been unresponsive and settlement hasn't been finalized. Borrower attended Mediation however, there was no resolution. Settlement discussions have been resumed. Settlement

	AAM has been approved. Legal agreement draft has been sent to the borrower. Borrower reached out with questions on previous tax/insurance payment applications. Agreement is pending execution.

23	28000634	RT	NY	08/12/19	7

The property is a vacant single-tenant retail condo located in NYC's Tribeca neighborhood and went REO on 6/21/23. - Special Servicer is currently evaluating leasing and disposition strategies. The expected resolution is projected for Q4 2025.

37	28000625	LO	CA	11/12/24	13
	The Loan transferred to Special Servicing on 11/12/24. Special Servicer sent a Hello Letter on 11/20/24 and we are waiting for Borrower to execute the Pre-Negotiation Letter.

© 2021 Computershare. All rights reserved. Confidential.						Page 24 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
40	28000616	LO	FL	03/06/24	13

The Loan was transferred to Special Servicing on March 6, 2024 due to an Imminent Monetary Default because of hurricane damage. Borrower has since demolished the hotel as it was condemned by the City after the storm. We have entered into a Pre-Negotiation Letter. The vacant waterfront site appears to be well worth the loan balance. Borrower is putting debt on another, unencumbered, hotel in Tampa to pay off this loan. Expect payoff from the proceeds of that finance transaction before year-end 2024 or very early 2025.

41	28000621	OF	IN	10/18/24	4
Special Servicer comments are not available for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	301741051	38,969,554.46	4.84444%	38,969,554.46 4.84444%		1	09/13/21	04/06/20	--
3	301741051	0.00	4.84444%	0.00	4.84444%	1	09/28/23	04/06/20	--
4	301741057	33,244,944.23	4.69600%	33,244,944.23 4.69600%		10	05/05/21	05/05/21	--
30	301741037	9,102,484.69	4.38000%	9,038,510.00 4.38000%		10	10/05/21	10/06/21	--
Totals		81,316,983.38		81,253,008.69
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 26 of 30

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
39	28000608 06/17/24	6,688,269.01	600,000.00	84,431.51	84,431.51	84,431.51	0.00	6,688,269.01	0.00	131,761.78	6,556,507.23	87.42%
44	28000633 01/18/22	4,748,148.23	4,000,000.00	6,461,540.58	917,512.67	6,461,540.58	5,544,027.91	0.00	0.00	118,902.45	(118,902.45)	1.91%
52	301741024 11/18/24	3,730,943.68	7,400,000.00	3,760,705.50	29,761.80	3,760,705.50	3,730,943.70	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		15,167,360.92	12,000,000.00	10,306,677.59	1,031,705.98	10,306,677.59	9,274,971.61	6,688,269.01	0.00	250,664.23	6,437,604.78

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	06/17/24	257,421.68	0.00	0.00	0.00	0.00	257,421.68	0.00	0.00	257,421.68
39	28000608	11/18/24	0.00	0.00	6,556,507.23	0.00	0.00	(131,761.78)	0.00	0.00	6,813,928.91
		06/17/24	0.00	0.00	6,688,269.01	0.00	0.00	6,688,269.01	0.00	257,421.68
44	28000633	02/16/24	0.00	0.00	(118,902.45)	0.00	0.00	(118,902.45)	0.00	0.00	(118,902.45)
		01/18/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
52	301741024	11/18/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			257,421.68	0.00	6,437,604.78	0.00	0.00	6,695,026.46	0.00	257,421.68	6,952,448.14

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	6,921.99	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	6,091.62	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	4,090.30	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	3,500.00	0.00	0.00	15,583.80	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	38,616.27	0.00	0.00	0.00	0.00
30	0.00	0.00	0.00	0.00	499.58	0.00	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	0.00	0.00	268.60	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	34,603.91	0.00	768.18	15,583.80	0.00	38,616.27	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		89,572.16

© 2021 Computershare. All rights reserved. Confidential.												Page 29 of 30

Supplemental Notes
None

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